Other Financial Assets - Summary of Other Financial Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investments accounted for using equity method	€ 3,133	€ 3,133
Other Investments	483	483
Financial Investments	0	4,550
Loans and receivables	452	428
Deposits And Guarantees	302	335
Liquidity Contract Net	616	534
Other financial assets	4,986	9,464
Other current financial assets	0	4,550
Other non-current financial assets	4,986	4,914
Loans And Receivables, Variations	452	428
Long Term Deposits And Guarantees, Variations	302	€ 335
Liquidity Contract, Variations	616
Increase
Disclosure of financial assets [line items]
Investments accounted for using equity method	0
Other Investments	0
Financial Investments	0
Loans And Receivables, Variations	24
Long Term Deposits And Guarantees, Variations	35
Liquidity Contract, Variations	0
Financial Assets, Variations	58
Decrease
Disclosure of financial assets [line items]
Investments accounted for using equity method	0
Other Investments	0
Financial Investments	(4,550)
Loans And Receivables, Variations	0
Long Term Deposits And Guarantees, Variations	(68)
Liquidity Contract, Variations	82
Financial Assets, Variations	€ (4,536)